Cost of Revenue (Tables)	6 Months Ended
Jun. 30, 2025
Cost of Revenue [Abstract]
Schedule of Cost of revenue primarily consists of expense	Cost of revenue primarily consists of expenses for consultants directly involved in the delivery of services to customers.
	June 30, 2025	June 30, 2024
	EUR	EUR
Cost of revenue	8,704	28,263